As filed with the U.S. Securities and Exchange Commission on June 14, 2022

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 154	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 155

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois 60606

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code 888-793-8637

Keith A. Weller
UBS Asset Management (Americas) Inc.
One North Wacker
Chicago, Illinois 60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment relates only to the Class A, P, and P2 shares of the UBS Multi Income Bond Fund and the Class P2 shares of the UBS U.S. Small Cap Growth Fund. No other information relating to any other series or class of the Registrant is amended or superseded hereby. This Post-Effective Amendment Nos. 154/155 to the Registration Statement for the Registrant is being filed solely for purpose of providing the Consent of Ernst & Young, LLP, the Independent Registered Public Accounting Firm of the Registrant. The prospectuses and statement of additional information relating to the Class A, Class P and Class P2 shares of the UBS Multi Income Bond Fund and the Class P2 shares of the UBS U.S. Small Cap Growth as filed in Post-Effective No. 153/154 are incorporated herein by reference in their entirety into this filing.

THE UBS FUNDS

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 1998.

(i)	Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(2)	Amended and Restated Agreement and Declaration of Trust (the “Declaration”) effective as of September 28, 2004, as amended April 26, 2012, is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(ii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated November 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 6, 2012.

(iii)	Attachment A to the Amended and Restated Agreement and Declaration of Trust dated December 3, 2020 is incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 17, 2020.

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(iv)	Attachment A to the Amended and Restated Agreement and Declaration of Trust dated March 3, 2022 is incorporated herein by reference to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 8, 2022.

(b)	By-Laws.

(1)	By-Laws of The UBS Funds (f/k/a The Brinson Funds) (April 25, 1995), are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on August 29, 1996.

(i)	Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(ii)	Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(c)	Instruments Defining Rights of Security Holders.

(1)	Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(2)	The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i)             By-Laws.

Article II - “Meeting of Shareholders.”

(ii)            Declaration.

Article III – “Shares” and Article V – “Shareholders’ Voting Powers and Meetings.”

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(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement dated July 1, 2002 between UBS Asset Management (Americas) Inc. (f/k/a UBS Global Asset Management (Americas) Inc.) (the “Advisor”) and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)	Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)	Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(iii)	Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(iv)	Amendment Number Four dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

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(2)	Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund, f/k/a UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund, f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(i)	Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund, n/k/a UBS Global Sustainable Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 7, 2000.

(ii)	Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(iii)	Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iv)	Amendment Number Three dated October 28, 2015 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(v)	Amendment to the Investment Advisory agreement between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2020.

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(3)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Sustainable Equity Fund (f/k/a UBS U.S. Large Cap Equity Fund and UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)	Amendment Number One dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)	Amendment Number Two dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(iii)	Amendment Number Three dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iv)	Amendment Number Four dated October 26, 2017 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(4)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)	Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

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(ii)	Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iii)	Amendment Number Three dated March 3, 2022 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 153 to Registrant's Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on June 13, 2022.

(5)	Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)	Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(ii)	Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(6)	Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Municipal Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

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(i)	Amendment Number One dated December 30, 2015 to Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Municipal Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(7)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Multi Income Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(i)	Amendment Number One dated March 3, 2022 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Multi Income Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 153 to Registrant's Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on June 13, 2022.

(8)	Amended and Restated Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 23, 2018.

(9)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Engage For Impact Fund is incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 26, 2018.

(i)	Amendment to the Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Engage for Impact Fund is incorporated herein by reference to Post-Effective Amendment No. 150 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on February 22, 2021.

(10)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Sustainable Development Bank Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 26, 2018.

(11)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS All China Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 26, 2019.

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(12)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS US Quality Growth At Reasonable Price Fund is incorporated herein by reference to Post-Effective Amendment No. 145 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 8, 2020.

(13)	Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS US Dividend Ruler Fund is incorporated herein by reference to Post-Effective Amendment No. 145 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 8, 2020.

(14)	Expense Limitation Agreement between the Advisor and the Registrant on behalf of the Funds – Class A and Class P shares is incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2021.

(15)	Expense Limitation Agreement between the Advisor and the Registrant on behalf of the Funds – Class P2 shares is incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2021.

(16)	Expense Limitation Agreement between the Advisor and the Registrant on behalf of the UBS Multi Income Bond Fund and UBS U.S. Small Cap Growth Fund - Class P2 shares is incorporated herein by reference to Post-Effective Amendment No. 153 to Registrant's Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on June 13, 2022.

(e)       Underwriting Contracts.

(1)	Amended and Restated Principal Underwriting Contract, dated November 5, 2001, as amended and restated on October 12, 2018 between UBS Asset Management (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 26, 2019.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

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(g)	Custodian Agreements.

(1)	Custodian Contract dated April 9, 2018, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on May 18, 2018.

(i)	Additional Series Letter adding UBS Engage For Impact Fund and UBS Sustainable Development Bank Bond Fund to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 26, 2018.

(ii)	Amendment to the Custodian Contract, dated December 3, 2018, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 26, 2019.

(iii)	Additional Series Letter adding UBS US Quality Growth At Reasonable Price Fund and UBS US Dividend Ruler Fund to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2020.

(iv)	Additional Series Letter adding UBS All China Equity Fund to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on February 12, 2021.

(h)	Other Material Contracts.

(1)	Amended and Restated Administration Contract, dated September 2, 2021, between UBS Asset Management (Americas) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2021.

(2)	Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(i)	Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2003.

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(ii)	Amendment to Exhibit A, dated June 30, 2010, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(iii)	Amendment to Exhibit A, dated November 24, 2010, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(iv)	Transfer Agency and Related Services Agreement Amendment, dated December 31, 2009, between PNC Global Investment Servicing (U.S.) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2011.

(v)	Amendment to Exhibit A, dated April 17, 2012, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(vi)	Form of Amendment to Exhibit A to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(vii)	Amendment to Exhibit A, dated December 3, 2015, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(viii)	Amendment No. Two to Transfer Agency and Related Services Agreement Amendment between BNY Mellon Investment Servicing (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 132 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on May 25, 2018.

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(ix)	Amendment No. Three to Transfer Agency and Related Services Agreement Amendment between BNY Mellon Investment Servicing (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 24, 2020.

(x)	Amendment No. Four to Transfer Agency and Related Services Agreement Amendment between BNY Mellon Investment Servicing (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 145 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 8, 2020.

(xi)	Amendment No. Five to Transfer Agency and Related Services Agreement between BNY Mellon Investment Servicing (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 17, 2020.

(xii)	Amendment No. Six to Transfer Agency and Related Services Agreement between BNY Mellon Investment Servicing (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on February 12, 2021.

(3)	Service Agreement, dated May 31, 2018, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 23, 2018.

(i)	Amendment to the Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2020.

(ii)	Amendment to the Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on February 12, 2021.

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(i)	Legal Opinion.

(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 145 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 8, 2020.

(j)	Other Opinions.

(1)	Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders and William T. MacGregor attorneys-in-fact and agents to Mark E. Carver, Frank K. Reilly, Joanne Kilkeary, Adela Cepeda, J. Mikesell Thomas, Abbie J. Smith and John J. Murphy are incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(2)	Power of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders and William Lawlor attorneys-in-fact and agents to Igor Lasun is incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 23, 2018.

(3)	Power of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders, William Lawlor, Jana L. Cresswell, and Jamie M. Gershkow attorneys-in-fact and agents to Muhammad Gigani is incorporated herein by reference to Post-Effective Amendment No. 149 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on February 12, 2021.

(4)	Certificate of the Vice President and Assistant Secretary of the Registrant regarding authorization of Principal Executive Officer to sign Registration Statement dated October 19, 2018 is incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 23, 2018.

(5)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-99.j.5.

(k)	Omitted Financial Statements.

Not Applicable.

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(l)	Initial Capital Agreements.

(1)	Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(m)	Rule 12b-1 Plan.

(1)	Shareholder Services Plan, dated October 29, 2001, as revised May 28, 2019, relating to Class A shares of UBS All China Equity Fund, UBS Dynamic Alpha Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Municipal Bond Fund, and UBS Total Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 26, 2019.

(2)	Shareholder Services Plan, dated October 23, 2018, relating to Class A shares of the UBS Sustainable Development Bank Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 26, 2018.

(n)	Rule 18f-3 Plan.

(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, dated March 3, 2022, is incorporated herein by reference to Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 8, 2022.

(o)	Reserved

(p)	Codes of Ethics.

(1)	Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on August 8, 2018.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

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ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3. Trustee’s Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

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Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)	Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and the Advisor, all of which are incorporated herein by reference, as follows:

(1)	Section 6 of the Investment Advisory Agreement on behalf of the UBS International Sustainable Equity Fund (f/k/a UBS Global Sustainable Equity Fund (f/k/a UBS International Equity Fund)), dated April 25, 1995, as amended;

(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Sustainable Equity Fund, dated July 1, 2002;

(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

(5)	Section 6 of the Amended and Restated Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Opportunity Fund, dated June 22, 2018;

(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

(7)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Municipal Bond Fund;

(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Total Return Bond Fund;

(9)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Engage For Impact Fund;

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(10)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Sustainable Development Bank Bond Fund; and

(11)	Section 7 of the Investment Advisory Agreement on behalf of the UBS All China Equity Fund.

(12)	Section 7 of the Investment Advisory Agreement on behalf of the UBS US Dividend Ruler Fund

(13)	Section 7 of the Investment Advisory Agreement on behalf of the UBS US Quality Growth At Reasonable Price Fund

(c)	Section 9(a) of the Amended and Restated Principal Underwriting Contract between UBS Asset Management (US) Inc. and the Registrant on behalf of each series dated November 5, 2001, as amended and restated on October 12, 2018 which is incorporated herein by reference.

(e)	Sections 8 and 9 of the Administration Contract between UBS Asset Management (Americas) Inc. (f/k/a UBS Global Asset Management (Americas) Inc.) and the Registrant on behalf of each series, which is incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

The Advisor provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see the Advisor’s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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ITEM 32.	PRINCIPAL UNDERWRITER

(a)	UBS Asset Management (US) Inc. (“UBS AM (US)”) serves as the principal underwriter or placement agent for the following investment companies, in addition to the registrant:

UBS Investment Trust,

UBS Series Funds,

Master Trust,

PACE Select Advisors Trust, and

SMA Relationship Trust.

(b)	UBS AM (US) is the Registrant’s principal underwriter. The information set forth below is furnished for the directors and officers of UBS AM (US):

Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Mark F. Kemper**	Managing Director, General Counsel, and Assistant Secretary of UBS AM (US)	Vice President and Assistant Secretary

Eric Sanders**	Director (non-board), Associate General Counsel and Assistant Secretary of UBS AM (US)	Vice President and Assistant Secretary

Keith A. Weller**	Executive Director, Deputy General Counsel and Assistant Secretary of UBS AM (US)	Vice President and Secretary

Barry Mullen*	Executive Director, Chief Compliance Officer, and BSA/AML Officer of UBS AM (US)	None

Philip Stacey**	Executive Director, Associate General Counsel and Assistant Secretary of UBS AM (US)	Vice President and Assistant Secretary

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Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant
Michael Belasco**	Board Director, President, Chief Executive Officer, Managing Director, and Head of Americas Wholesale and Wealth Management Client Coverage for UBS AM (US)	None

John Krieg**	Board Director, Managing Director, and Head of Institutional Client Coverage – Americas for UBS AM (US)	None

Michael J. Calhoun**	Executive Director, Associate General Counsel and Assistant Secretary of UBS AM (US)

Kathleen Horan***	Treasurer, Chief Financial Officer and Executive Director of UBS AM (US)	None

* This person’s business address is 787 Seventh Avenue, New York, NY 10019.

** This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

*** This person’s business address is 1000 Harbor Boulevard, Weehawken, New Jersey 07086.

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, and CFTC Regulation 4.23, are maintained by State Street Bank and Trust Company (“State Street Bank and Trust Company”), at One Lincoln Street, Boston, Massachusetts 02111, and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 760 Moore Road, King of Prussia, Pennsylvania 19406, with the exception of those maintained by the Registrant’s investment advisor, UBS Asset Management (Americas) Inc. at 787 Seventh Avenue, New York, NY 10019 and at One North Wacker Drive, Chicago, IL 60606.

State Street Bank and Trust Company provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, and maintains records relating to these services. BNY Mellon serves as the Trust’s transfer and dividend disbursing agent and maintains records relating to these services.

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ITEM 34.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois, on the 14th day of June 2022.

THE UBS FUNDS

By:	/s/ Igor Lasun
Igor Lasun*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Igor Lasun	President and Principal Executive Officer	June 14, 2022
Igor Lasun*

/s/ Joanne M. Kilkeary	Vice President,	June 14, 2022
Joanne M. Kilkeary **	Principal Accounting Officer,and Treasurer

/s/ Adela Cepeda	Chairperson and Trustee	June 14, 2022
Adela Cepeda**

/s/ Abbie J. Smith	Trustee	June 14, 2022
Abbie J. Smith**

/s/ Muhammad Gigani	Trustee	June 14, 2022
Muhammad Gigani***

By	/s/ Keith A. Weller
Keith A. Weller, Attorney-in-Fact
*(Pursuant to Power of Attorney, incorporated herein by reference)
**(Pursuant to Powers of Attorney, incorporated herein by reference)
***(Pursuant to Power of Attorney, incorporated herein by reference)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm	EX-99.j.5